Significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Significant accounting policies [Line Items]
Cash and cash equivalents	$ 1,000,284		$ 956,975	$ 441,278	$ 1,606,611
Operating cash flow	(564,187)		790,944	(931,028)
Net loss	(83,623,097)		994,194	$ (803,980)
Share-based compensation	83,155,336
Offering related cost	658,181
Bank loans amount	6,028,791		3,972,648
Non-current liabilities	$ 2,906,113		$ 2,109,538
Percentage of point-in-time sales	4.00%	4.00%	3.00%	15.00%
Sales value	$ 418,874		$ 339,568	$ 749,021
Percentage of singapore shareholding tax purposes	75.00%
Percentage of revenue-generating subsidiary	0.70%	0.70%
Percentage of geographic revenue	1.00%	1.00%
Adjustments amount	$ 146,090	$ 169,873
Bottom of range [member]
Significant accounting policies [Line Items]
Gearing ratio			2.38
Top of range [member]
Significant accounting policies [Line Items]
Gearing ratio			1.18
Loan 5 and 6 [Member]
Significant accounting policies [Line Items]
Operating cash flow	564,187
Net loss	(83,623,097)
Bank loans [Member]
Significant accounting policies [Line Items]
Increased borrowing	$ 2,056,144
Bank loans [Member] | Bottom of range [member]
Significant accounting policies [Line Items]
Current liabilities			$ 3,514,897
Non-current liabilities			2,333,108
Interest rate	1.30%
Bank loans [Member] | Top of range [member]
Significant accounting policies [Line Items]
Current liabilities	$ 4,580,526
Non-current liabilities			3,432,484
Interest rate	8.00%
Loan 1 [Member]
Significant accounting policies [Line Items]
Interest rate	1.30%
Loan 2 and Loan 3 [Member]
Significant accounting policies [Line Items]
Interest rate	2.50%
Loan 4 [Member]
Significant accounting policies [Line Items]
Bank loans amount	$ 372,150
Loan 4 [Member] | Bottom of range [member]
Significant accounting policies [Line Items]
Interest rate	4.90%
Loan 4 [Member] | Top of range [member]
Significant accounting policies [Line Items]
Interest rate	8.00%
Loan 5 [Member]
Significant accounting policies [Line Items]
Interest rate	3.88%
Loan 6 [Member]
Significant accounting policies [Line Items]
Bank loans amount	$ 940,777
Interest rate	3.00%
Convertible Note [Member]
Significant accounting policies [Line Items]
Bank loans amount	$ 1,000,000
Loan 7 [Member]
Significant accounting policies [Line Items]
Interest rate	3.50%
Bank Loan [Member]
Significant accounting policies [Line Items]
Bank loans amount	$ 6,028,792
Carrying Amount [Member]
Significant accounting policies [Line Items]
Cash and cash equivalents	1,000,283		956,975
Bank loans amount	$ 6,102,679		$ 3,972,648